Divestments and Investments (Schedule of Financial Data Unconsolidated Affiliates) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Summarized Financial Statements Data
Current assets	$ 30,182
Non-current assets	5,337
Total assets	35,519
Current liabilities	3,434
Non-current liabilities	28
Total liabilities	3,462
Net income (loss) for the year ended	$ (11,306)